Disposition of subsidiaries	12 Months Ended
Sep. 30, 2025
Disposition of subsidiaries
Disposition of subsidiaries

Note 22 – Disposition of subsidiaries

On January 20, 2025, CN Energy entered into a Share Transfer Agreement (the “Agreement”) with Asia Rubber Resources Limited (“Asia Rubber Resources”). Pursuant to the Agreement, CN Energy agreed to transfer 100% of its equity in Clean Energy Holdings Limited (“Energy Holdings”) to Asia Rubber Resources (the “Transfer”) for a total purchase price of HKD10,000 (approximately $1,281). In connection with the Agreement, Energy Holdings’ fully owned subsidiaries, Zhejiang CN Energy Technology Development Co., Ltd. (“Zhejiang CN Energy”) and Manzhouli CN Energy Industrial Co., Ltd. (“Manzhouli CN Energy”), Manzhouli CN Energy Technology Co., Ltd. (“Manzhouli CN Technology”) and Zhejiang Yongfeng New Material Technology Co., Ltd. (“Zhejiang Yongfeng New Material”) were altogether disposed to Asia Rubber Resources.

On April 24, 2025 the Dali City People’s Court issued a ruling, (the “Execution Order”), regarding Yunnan Honghao Forestry Development Co., Ltd. (“Yunnan Honghao”), a wholly owned subsidiary of the Company. The ruling froze the assets of Shenzhen Xiangfeng Trading Co., Ltd. (“Shenzhen”), the original owner of Yunnan Honghao. The effect of the ruling rescinds the acquisition of Yunnan Honhao by the Company back to Shenzhen. Shenzhen will in turn return the cash payments made by the Company and the shares of the Company issued to Shenzhen in connection with the Equity Transfer Agreement (“Purchase Agreement”), dated September 30, 2022, back to the Company.

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities in the consolidated balance sheets as of September 30, 2025 and 2024.

	As of September 30,
	2025	2024
Carrying amount of major classes of assets
Cash and restricted cash	$4,491	$4,782
Prepaid expenses and other current assets	88	203
Property and equipment, net	614,702	625,272
Biological assets, net	27,487,327	28,116,634
Land use right, net	5,981,947	6,116,923
Total assets of disposed entities	$61,575,882	$34,863,814

Carrying amount of major classes of liabilities
Accounts payable	349,345	352,980
Taxes payable	131	106
Accrued expenses and other current liabilities	44,891	69,064
Total liabilities of disposed entities	$394,367	$422,150

The following is a reconciliation of the amounts of major classes of operations of disposed entities in the consolidated statements of income (loss) and comprehensive income (loss) for the years ended September 30, 2025 and 2024.

	For the Years Ended September 30,
	2025	2024
Revenue	$1,943,728	$9,314,359
Cost of revenues	(1,941,073)	(9,290,847)
Gross profit	2,655	23,512
Operating expenses	(773,034)	(1,264,084)
Loss from operations	(770,379)	(1,240,572)
Other (expenses) income	(7,152,897)	10,067,972
(Loss) income before income tax expenses	(7,923,276)	8,827,400
Income tax expenses	-	-
Net (loss) income	($7,923,276)	$8,827,400